Note 25 - Segmented Information (Tables)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
			Year ended October 31, 2013
	Specialty Isotopes
	Sterilization Technologies	Medical Isotopes	Targeted Therapies	Corporate and Other	Total
Revenues	$96,120	$100,348	$36,322	$-	$232,790
Direct cost of revenues	43,298	55,946	10,999	-	110,243
Selling, general and administration(a)	17,469	17,867	16,827	15,950	68,113
Other expense (income), net(b)	44	665	5,460	(3,971)	2,198
Segment earnings (loss)	$35,309	25,870	$3,036	$(11,979)	$52,236
Depreciation and amortization	3,746	7,054	1,024	-	11,824
Restructuring charges, net(Note 19)					143
AECL arbitration and legal costs					567
Gain on sale of Targeted Therapies business(Note 3)					(188,870)
Impairment of long-lived assets (Note 7)					29,201
Litigation settlement gain, net(Note 12 and 27)					(42,488)
Loss on Celerion note receivable(Note 10(b))					218
Pension settlement loss(Note 24)					7,003
Gain on sale of investments(Note 20)					(814)
Internal investigation costs(Note 26)					11,849
Strategic review costs					1,873
Change in fair value of embedded derivatives (Note 18)					1,044
Operating income from continuing operations					$220,686
			Year ended October 31, 2012
	Specialty Isotopes
	Sterilization Technologies	Medical Isotopes	Targeted Therapies	Corporate and Other	Total
Revenues	$95,434	$100,955	$48,451	$-	$244,840
Direct cost of revenues	42,284	54,982	13,726	-	110,992
Selling, general and administration(a)	13,766	14,189	16,565	9,908	54,428
Other expense (income), net (b)	347	2,345	4,082	(1,202)	5,572
Segment earnings (loss)	$39,037	$29,439	$14,078	$(8,706)	$73,848
Depreciation and amortization	4,850	10,621	1,609	-	17,080
Restructuring charges, net(Note 19)					1,781
AECL arbitration and legal costs					5,576
Litigation accruals(Note 12 and 27)					24,058
Loss on Celerion note receivable(Note 20)					2,411
Internal investigation costs(Note 26)					9,827
Change in fair value of embedded derivatives(Note 18)					12,020
Operating income from continuing operations					$1,095
			Year ended October 31, 2011
	Specialty Isotopes
	Sterilization Technologies	Medical Isotopes	Targeted Therapies	Corporate and Other	Total
Revenues	$108,662	$122,789	$42,576	$-	$274,027
Direct cost of revenues	47,308	66,178	12,590	-	126,076
Selling, general and administration(a)	15,007	16,055	14,067	7,806	52,935
Other expense, net(b)	207	2,214	3,267	4,552	10,240
Segment earnings (loss)	$46,140	$38,342	$12,652	$(12,358)	$84,776
Depreciation and amortization	6,719	14,138	1,480	38	22,375
Restructuring charges, net(Note 19)					1,592
AECL arbitration and legal costs					12,172
Gain on sale of investments(Note 20)					(1,691)
Change in fair value of embedded derivatives(Note 18)					(2,649)
Operating income from continuing operations					$52,977

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Years ended October 31		Canada	US	Europe	Other	Total
	2013	$10,961	$149,718	$18,698	$53,413	$232,790
	2012	$10,147	$165,944	$23,960	$44,789	$244,840
	2011	$6,360	$178,213	$26,565	$62,889	$274,027